RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplements for VanEck Vectors Morningstar International Moat ETF and VanEck Vectors Morningstar Wide Moat ETF that were filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 20, 2016 (Accession No. 0000930413-16-007438), which are incorporated herein by reference.